                      SUPPLEMENT DATED SEPTEMBER 25, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                        SMALL CAP VALUE EQUITY PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                         GLOBAL FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO
                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect a change in the portfolio management of the Value Equity Portfolio. Philip W. Friedman no longer serves as Portfolio Manager of the Value Equity Portfolio. Stephen C. Sexauer now has primary responsibility for managing the Portfolio's assets. Accordingly, the section "VALUE EQUITY AND BALANCED PORTFOLIOS" on page 29 is hereby deleted and replaced with the following:

        VALUE EQUITY PORTFOLIO -- STEPHEN C. SEXAUER. Stephen C. Sexauer is a Principal of Morgan Stanley and the Adviser and is a member of the Adviser's investment management team. In addition to portfolio management, his equity research responsibilities include financials, energy, utilities and technology. Mr. Sexauer joined the Adviser in July 1989 after three years as Vice President at Salomon Brothers. Previously, he was with Merrill Lynch Economics and Wharton Econometrics. Mr. Sexauer received a B.S. in Economics from the University of Illinois and an M.B.A. in Economics and Statistics from the University of Chicago. Mr. Sexauer has had primary responsibility for managing the Portfolio's assets since January 1992.

                                 --------------

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
                      SUPPLEMENT DATED SEPTEMBER 25, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                              TECHNOLOGY PORTFOLIO
                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect a change in the portfolio management of the Technology Portfolio. Alexander Umansky now shares primary responsibility for managing the Portfolio's assets with Stephen C. Sexauer. Accordingly, the section "PORTFOLIO MANAGERS." on page 20 is hereby deleted and replaced with the following:

        PORTFOLIO MANAGERS.  STEPHEN C. SEXAUER AND ALEXANDER UMANSKY. Stephen
    C. Sexauer is a Principal of Morgan Stanley and the Adviser and is a member of the Adviser's investment management team. In addition to portfolio management, his equity research responsibilities include financials, energy, utilities and technology. Mr. Sexauer joined the Adviser in July 1989 after three years as Vice President at Salomon Brothers. Previously, he was with Merrill Lynch Economics and Wharton Econometrics. Mr. Sexauer received a B.S. in Economics from the University of Illinois and an M.B.A. in Economics and Statistics from the University of Chicago. Alexander Umansky joined the Adviser in 1994 as a Compliance Analyst. In 1996, he became a research analyst in the Institutional Equity Group. Prior to joining the Adviser, he was a financial analyst in Morgan Stanley's Global Risk Management department. He graduated from New York University's Stern School of Business with a B.S. in Computer Science and Finance. Stephen C. Sexauer and Alexander Umansky have had primary responsibility for managing the Portfolio's assets since January 1998 and September 1998, respectively.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 25, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO
                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Equity Growth, Emerging Growth and Aggressive Equity Portfolios. Kurt A. Feuerman no longer serves as a Portfolio Manager of the Portfolios. Accordingly, the section "PORTFOLIO MANAGERS." on page 24 is hereby deleted and replaced with the following:

        PORTFOLIO MANAGERS. The following persons have primary responsibility for managing the Portfolios indicated.

        EQUITY GROWTH PORTFOLIO -- PHILIP W. FRIEDMAN, MARGARET K. JOHNSON AND WILLIAM S. AUSLANDER. Philip W. Friedman is a Managing Director of Morgan Stanley and the Adviser and is a member of the investment management team of the Adviser. In addition to portfolio management, his equity research responsibilities include business equipment and services, capital goods, consumer durables, multi-industry and transportation. Prior to joining the Adviser in 1997, he was the North American Director of Equity Research at Morgan Stanley. From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (PHI BETA KAPPA AND SUMMA CUM LAUDE) in Economics. He also holds an M.B.A. from the J.L. Kellogg School of Management at Northwestern University. Margaret K. Johnson is a Principal of the Adviser and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. She joined the Adviser in 1984. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. William S. Auslander is a Vice President of the Adviser and Morgan Stanley. He joined the Adviser in 1995 as an equity analyst in the Institutional Equity Group. Prior to joining the Adviser, he worked at Icahn & Co. for nine years as an equity analyst. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University. Margaret K. Johnson has shared primary responsibility for managing the Portfolio's assets since July 1993. Philip
    W. Friedman and William S. Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998.

        EMERGING GROWTH PORTFOLIO -- DANIEL R. LASCANO. Daniel R. Lascano is a Vice President of the Adviser and Morgan Stanley. He joined the Adviser in 1993 as an equity analyst. Prior to joining the Adviser, Mr. Lascano worked at Morgan Stanley as a research assistant in the Equity Group. Mr. Lascano graduated from the University of California at Berkeley with a B.A. in Economics and Statistics. Daniel R. Lascano has had primary responsibility for managing the Portfolio's assets since May 1998.

        AGGRESSIVE EQUITY PORTFOLIO -- PHILIP W. FRIEDMAN, WILLIAM S. AUSLANDER AND KENNETH RADER. Information about Messrs. Friedman and Auslander is included under the Equity Growth Portfolio above. Kenneth Rader is a Vice President of the Adviser and Morgan Stanley. He joined the Adviser in 1998 and is a portfolio manager in the Institutional Equity Group. Prior to joining Morgan Stanley, he worked for various hedge funds since 1992, including BEM Management and Odyssey Partners. He holds a B.S. degree from the University of Pennsylvania and is a Chartered Financial Analyst. Philip
    W. Friedman, William S. Auslander and Kenneth Rader have shared primary responsibility for managing the Portfolio's assets since September 1998.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE